                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5962

  NAME OF REGISTRANT:                                                    VANGUARD VARIABLE INSURANCE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2010 - JUNE 30, 2011

  FUND:   VANGUARD VARIABLE INSURANCE FUND-HIGH YIELD BOND PORTFOLIO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PRIDE INTERNATIONAL, INC.

  TICKER:               PDE                                  CUSIP:   74153QAH5

  MEETING DATE:   5/27/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: THE AMENDMENTS                                                     ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VARIABLE INSURANCE FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2011

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.